Condensed Consolidated Interim Statements of Earnings (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 2,077	$ 1,970	$ 4,468	$ 4,406
Expenses
Energy supply costs	514	496	1,264	1,329
Operating expenses	599	603	1,225	1,219
Depreciation and amortization	366	338	723	672
Total expenses	1,479	1,437	3,212	3,220
Gain on disposition (Note 11)	0	577	0	577
Operating income	598	1,110	1,256	1,763
Other income, net (Note 12)	47	43	56	81
Finance charges	263	263	519	532
Earnings before income tax expense	382	890	793	1,312
Income tax expense	58	125	116	191
Net earnings	324	765	677	1,121
Net earnings attributable to:
Non-controlling interests	33	28	58	56
Preference equity shareholders	17	17	33	34
Common equity shareholders	274	720	586	1,031
Net earnings	$ 324	$ 765	$ 677	$ 1,121
Earnings per common share (Note 13)
Basic (CAD per share)	$ 0.59	$ 1.66	$ 1.26	$ 2.39
Diluted (CAD per share)	$ 0.59	$ 1.66	$ 1.26	$ 2.39